Business Combination - Schedule of Goodwill on Acquisition (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Jan. 29, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Goodwill on acquisition	₸ 429,690		₸ 0
Hepsiburada
Disclosure of detailed information about business combination [line items]
Total consideration		₸ 582,444
Plus: Non-controlling interests		85,736
Less: Fair value of identifiable net assets acquired		(247,863)
Foreign exchange translation differences		1,908
Goodwill on acquisition		₸ 422,225